Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Reconciliation of amounts computed by applying the U.S. federal income tax rate to pretax income from continuing operations
Computed expected income tax expense	$ (10,504,000)		$ (10,407,000)
State income taxes, net of federal benefit	(4,605,000)		(2,083,000)
Nondeductible expenses	(7,000)		55,000
Stock compensation expense	0		196,000
Effective Income Tax Rate Reconciliation, Transaction Costs, Amount	0		392,000
Effective Income Tax Rate Reconciliation, Disposition of Business, Amount	0		1,062,000
Remeasurement of deferreds	(478,000)		0
Effective Income Tax Rate Reconciliation, CARES Act	0		(52,337,000)
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act, Non-controlling interest in parent, Amount	3,868,000		1,782,000
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	0		(676,000)
Effective Income Tax Rate Reconciliation, Decrease In Deferred Tax Liability Due To Change In Tax Status	0		(8,882,000)
Effective Income Tax Rate Reconciliation, Change In Deferred Tax Assets, Valuation Allowance Due To Change In Tax Status, Amount	0		8,882,000
Effective Income Tax Rate Reconciliation, Change In Deferred Tax Asset Valuation Allowance, CARES Act, Amount	0		(11,417,000)
Valuation allowance	2,810,000		2,456,000
Effective Income Tax Rate Reconciliation, Change In Deferred Tax Liability, Current Year Activity	0		10,254,000
Other	339,000		222,000
Total income tax expense	$ (8,577,000)	$ 0	$ (60,501,000)	$ 0	$ 0